Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area on the Customers Location

The following table sets forth revenue by geographic area on the customers’ location (in thousands):

	Year ended December 31,
	2015	2014	2013
United States	$5,332	$6,399	$3,159
Korea	4,988	—	—
Rest of world	70	—	—

Total revenue	$10,390	$6,399	$3,159